Vessels in Operation	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels in Operation

3. Vessels in Operation

	Vessel Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2021	$1,297,785	$(157,202)	$1,140,583

Additions	603,514	—	603,514
Disposals	(23,167)	14,445	(8,722)
Depreciation	—	(52,559)	(52,559)
As of December 31, 2021	$1,878,132	$(195,316)	$1,682,816

Additions	6,391	—	6,391
Depreciation	—	(34,008)	(34,008)
As of June 30, 2022	$1,884,523	$(229,324)	$1,655,199

2021 Vessels acquisitions

In September and October 2021, the Company took delivery of the Four Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Tripoli	5,470	2009	37,000	September 1, 2021
GSL Tinos	5,470	2010	37,500	September 9, 2021
GSL Syros	5,470	2010	37,500	September 13, 2021
GSL Kithira	5,470	2009	36,000	October 13, 2021

The charters of the Four vessels resulted in an intangible liability of $17,100 that was recognized and will be amortized over the remaining useful life of the charters.

In July 2021, the Company took delivery of the Twelve Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL Susan	4,363	2008	20,740	July 29, 2021
GSL Rossi	3,421	2012	21,580	July 29, 2021
GSL Alice	3,421	2014	23,150	July 29, 2021
GSL Melina	3,404	2013	23,990	July 29, 2021
GSL Eleftheria	3,404	2013	26,870	July 29, 2021
GSL Mercer	2,824	2007	20,750	July 29, 2021
GSL Lalo	2,824	2006	13,320	July 29, 2021
Matson Molokai	2,824	2007	16,430	July 15, 2021
GSL Elizabeth	2,741	2006	13,910	July 28, 2021
tbr GSL Chloe	2,546	2012	22,320	July 29, 2021
GSL Maren	2,546	2014	23,270	July 29, 2021
GSL Amstel	1,118	2008	7,560	July 29, 2021

The charters in place at the time of the purchase of the Twelve Vessels resulted in an intangible liability of $76,193 that was recognized and will be amortized over the remaining useful life of the charters.

3.	Vessels in Operation (continued)

In April, May and July 2021, the Company took delivery of the Seven Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL MYNY	6,008	2000	17,600	July 28, 2021
GSL Melita	6,008	2001	15,500	May 25, 2021
GSL Violetta*	6,008	2000	17,300	April 28, 2021
GSL Maria*	6,008	2001	16,600	April 28, 2021
GSL Arcadia	6,008	2000	18,000	April 26, 2021
GSL Dorothea	5,992	2001	15,500	April 26, 2021
GSL Tegea	5,992	2001	15,500	May 17, 2021

*	The charters of these vessels resulted in an intangible liability of $3,051 that was recognized and was fully amortized over the remaining useful life of the charters.

2021 Sale of Vessel

On June 30, 2021, the Company sold La Tour for net proceeds of $16,514, and the vessel was released as collateral under the Company’s $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Credit Facility”). The net gain from the sale of vessel was $7,770.

Impairment

The Company has evaluated the impact of current economic situation on the recoverability of all its other vessel groups and has determined that there were no events or changes in circumstances which indicated that their carrying amounts may not be recoverable. Accordingly, there was no triggering event and no impairment test was performed during the six months ended June 30, 2022.

Collateral

As of June 30, 2022, 20 vessels were pledged as collateral under the 5.69% Senior Secured Notes due 2027 and 40 vessels under the Company’s loan facilities. Five vessels were unencumbered as of June 30, 2022.

Advances for vessels acquisitions and other additions

As of June 30, 2022, and December 31, 2021, there were no advances for vessel acquisitions, as all vessels had been delivered as at these dates. As of June 30, 2022, and December 31, 2021, the Company had advances for other vessel additions mainly for ballast water treatment systems totaling $5,642 and $6,139, respectively.